CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 6,179	$ 5,579
Adjustments to reconcile net income to net cash from operating activities
Security amortization, net	1,633	1,987
Depreciation	1,509	1,493
Amortization of intangible assets	846	974
Amortization of net deferred loan fees	(112)	332
Net realized gain on sale of securities	(204)	(40)
Provision for loan losses	1,100	6,400
Loans originated for sale	(49,978)	(46,894)
Proceeds from sale of loans	51,874	46,243
Gain on sale of loans	(461)	(624)
Gain on sale of OREO properties	(120)	(118)
Gain on sale of fixed assets	(107)
Bank owned life insurance	(555)	(627)
Deferred income taxes	1,362	330
Prepaid FDIC Premium	1,775	780
Change in Accrued interest payable	(29)	(73)
Accrued interest receivable	(172)	78
Other, net	(2,074)	1,073
Net cash from operating activities	12,466	16,893
Securities available for sale
Maturities, prepayments and calls	50,184	63,421
Sales	8,686	12,982
Purchases	(64,295)	(77,090)
Redemption of Federal Reserve stock	143	6
Purchases of Federal Reserve stock		(185)
Net loan originations	(50,170)	(39,138)
Proceeds from sale of OREO properties	699	1,349
Property and equipment purchases	(1,281)	(905)
Proceeds from sale of property and equipment	118	20
Net cash used for investing activities	(55,916)	(39,540)
Cash flows from financing activities:
Increase in deposits	16,086	25,143
Repayment of long-term FHLB advances	(2,535)	(10,034)
(Decrease) increase in securities sold under repurchase agreements	(3,166)	4,190
Repurchase of common stock warrant from US Treasury		(564)
Cash dividends paid	(2,315)	(2,084)
Net proceeds from issuance of preferred stock	23,132
Net cash provided by financing activities	31,202	16,651
Decrease in cash and due from financial institutions	(12,248)	(5,996)
Cash and due from financial institutions at beginning of year	46,131	52,127
Cash and due from financial institutions at end of year	33,883	46,131
Supplemental cash flow information:
Interest paid	4,936	6,257
Income taxes paid	1,010	400
Supplemental non-cash disclosures:
Transfer of loans from portfolio to other real estate owned	281	606
Transfer of loans from portfolio to held for sale	$ 4,756